Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Derivative assets	$ 36,218	$ 124,234
Non-current	525	218
Derivative financial assets	36,218	124,234
Solaris Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	29,154	122,919	$ 0
Derivative financial assets	29,154	122,919	$ 0
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative assets	6,306	0
Non-current	126	0
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets	36,743	124,452
Current derivative assets	36,218	124,234
Non-current	525	218
Derivative financial assets	36,743	124,452
FVTPL | Solaris Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	29,154	122,919
Derivative financial assets	29,154	122,919
FVTPL | Gold deliveries
Derivative Financial Instruments [Line Items]
Derivative assets	1,157	952
Derivative financial assets	1,157	952
FVTPL | Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Derivative assets	6,432	0
Derivative financial assets	6,432	0
FVTPL | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	0	581
Derivative financial assets	$ 0	$ 581